UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04787

Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: _6/30/17

Item 1. Schedule of Investments.

FRANKLIN NEW YORK TAX-FREE TRUST

Statement of Investments, June 30, 2017 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 100.1%
New York 100.1%
Albany IDA Civic Facility Revenue, St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.75%, 11/15/22 .	$4,090,000	$4,160,307
Allegany County GO,
Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/24	1,135,000	1,376,392
Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/26	1,245,000	1,485,708
Brookhaven GO,
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/27	3,290,000	3,398,011
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/28	4,420,000	4,549,904
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.00%, 5/01/20	8,345,000	8,934,240
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.25%, 5/01/24	16,520,000	17,760,652
Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17	1,935,000	1,967,044
Grand Island CSD,
GO, 4.00%, 12/01/30	3,650,000	4,070,517
GO, Refunding, 4.00%, 12/01/29.	3,915,000	4,390,359
Harrison GO,
Westchester County, Public Improvement, Refunding, 3.00%, 12/15/18	1,020,000	1,049,121
Westchester County, Public Improvement, Refunding, 4.00%, 12/15/20	1,110,000	1,214,473
Haverstraw-Stony Point CSD,
GO, Rockland and Orange Counties, Refunding, 5.00%, 10/15/25	850,000	1,006,256
GO, Rockland and Orange Counties, Refunding, AGMC Insured, 5.00%, 10/15/31	600,000	703,704
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,773,250
General, Refunding, Series B, 5.00%, 9/01/31	4,000,000	4,716,640
Monroe County GO,
Public Improvement, Series A, Assured Guaranty, 4.50%, 6/01/20	2,855,000	3,010,626
Public Improvement, Series A, Assured Guaranty, 4.75%, 6/01/23	2,860,000	3,024,250
Monroe County IDA School Facility Revenue,
Rochester Schools Modernization Project, 5.00%, 5/01/26.	5,000,000	5,835,000
Rochester Schools Modernization Project, 5.00%, 5/01/29.	9,645,000	11,192,347
Rochester Schools Modernization Project, 5.00%, 5/01/29.	1,175,000	1,390,671
Monroe County IDC Revenue,
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/25	5,445,000	6,412,685
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/27	6,220,000	7,317,706
MTA Dedicated Tax Fund Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 11/15/32	70,000,000	42,343,000
Refunding, Subseries B-3b, 5.00%, 11/15/30	3,000,000	3,616,710
MTA Revenue,
Transportation, Green Bonds, Refunding, Series A, Subseries A-1, 5.00%, 11/15/29.	4,440,000	5,270,413
Transportation, Series A, AGMC Insured, 5.50%, 11/15/22.	8,765,000	10,523,434
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23.	10,000,000	12,247,000
Transportation, Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	12,697,537
Transportation, Series E, BAM Insured, 5.00%, 11/15/27	8,900,000	10,480,729
MTA Service Contract Revenue, Refunding, Series A, 5.75%, 7/01/18	1,310,000	1,372,107
Nassau County GO,
General Improvement, Series A, AGMC Insured, 4.25%, 4/01/26	10,540,000	11,381,408
General Improvement, Series C, 4.00%, 10/01/24	6,200,000	6,594,568
Series A, 4.25%, 12/01/23	5,615,000	6,080,540
Series B, 4.25%, 12/01/23	5,925,000	6,416,242

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO,
Fiscal 2008, Refunding, Series A, Subseries A-1, 5.00%, 8/01/17	$500,000	$501,455
Fiscal 2008, Series L, Subseries L-1, 5.00%, 4/01/23	10,000,000	10,291,000
Fiscal 2012, Series D, Subseries D-1, 5.00%, 10/01/24	5,000,000	5,728,850
Fiscal 2014, Refunding, Series K, 5.00%, 8/01/20	8,770,000	9,765,658
Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26	10,000,000	12,004,900
Fiscal 2016, Refunding, Series A, 5.00%, 8/01/26	9,000,000	10,972,710
Refunding, Series E, 5.00%, 8/01/19	1,230,000	1,233,432
Series E, Pre-Refunded, 5.00%, 8/01/19	1,770,000	1,775,009
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	2,993,662
New York City Health and Hospitals Corp. Revenue, Health System, Refunding, Series A, 5.00%, 2/15/18 .	8,000,000	8,194,480
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Assured Guaranty, zero cpn.,
3/01/21	10,150,000	9,387,329
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2012, Refunding, Series EE, 5.00%, 6/15/28	8,000,000	9,262,560
Second General Resolution, Fiscal 2012, Refunding, Series FF, 5.00%, 6/15/22	6,800,000	7,982,588
Second General Resolution, Fiscal 2014, Refunding, Series DD, 5.00%, 6/15/23	6,000,000	7,174,380
Second General Resolution, Fiscal 2015, Refunding, Series DD, 5.00%, 6/15/29	7,790,000	9,225,463
Second General Resolution, Fiscal 2015, Refunding, Series GG, 5.00%, 6/15/27	10,000,000	12,159,900
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/18	550,000	551,595
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	12,561,001
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,058,970
Fiscal 2012, Series S-1, Subseries S-1A, 5.00%, 7/15/26	9,020,000	10,271,345
New York City Transitional Finance Authority Revenue,
Future Tax Secured, New York City Recovery, Fiscal 2003, Subseries 13, 5.00%, 11/01/22	6,800,000	8,019,920
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, Pre-Refunded, 5.00%,
5/01/22.	10,000,000	10,706,100
Future Tax Secured, Subordinate, Fiscal 2011, Refunding, Series E, 4.50%, 11/01/19.	10,000,000	10,769,200
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/23.	5,000,000	5,784,400
Future Tax Secured, Subordinate, Fiscal 2016, Series A, Subseries A-1, 5.00%, 8/01/28.	5,000,000	6,005,300
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 4.00%, 5/01/30.	5,000,000	5,478,150
New York City Trust for Cultural Resources Revenue,
Lincoln Center for Performing Arts Inc., Refunding, Series A, 5.00%, 12/01/26	2,500,000	3,039,475
The Museum of Modern Art, Series One-A, ETM, 5.00%, 10/01/17.	5,000,000	5,048,500
Whitney Museum of American Art, 5.00%, 7/01/21	9,760,000	10,976,194
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, Refunding, 5.00%,
11/15/25	2,250,000	2,755,485
New York State Dormitory Authority Revenues,
Master Boces Program, Lease, Delaware Chenango Madison Otsego Issue, XLCA Insured,
Pre-Refunded, 5.00%, 8/15/21	5,340,000	5,363,870
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	11,248,713
New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18	500,000	522,480
Non-State Supported Debt, Bishop Henry B. Hucles Nursing Home Inc., 5.00%, 7/01/24.	4,765,000	4,779,629
Non-State Supported Debt, Master Boces Program, Lease, Oneida Herkimer Madison, Refunding,
5.00%, 8/15/28	1,100,000	1,322,739
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%,
7/01/23.	1,250,000	1,448,550
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
5.00%, 7/01/19	1,500,000	1,606,020
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
5.00%, 7/01/21	3,000,000	3,296,250

|2

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
		Principal
		Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.375%, 5/15/21		$1,980,000	$2,081,752
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.50%, 5/15/22		2,000,000	2,101,720
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.625%, 5/15/23		2,000,000	2,100,080
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.75%, 5/15/24		2,000,000	2,101,280
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Series 1, 4.00%, 1/15/21		13,510,000	14,374,910
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Series 2, Subseries 2-2, 5.00%, 1/15/21		6,675,000	6,804,161
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/33		12,000,000	14,355,240
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/23		7,400,000	7,966,914
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/27		6,000,000	7,153,140
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/19		5,000,000	5,336,150
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/20		11,695,000	12,455,058
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19		1,250,000	1,342,950
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/21.		3,000,000	3,406,050
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/26.		1,000,000	1,186,810
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/24		2,750,000	3,165,030
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26		4,000,000	4,361,960
Non-State Supported Debt, School Districts, Financing Program, Series A, 5.00%, 10/01/24		7,055,000	8,083,407
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/18		7,495,000	7,858,507
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/19		4,000,000	4,336,160
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23		14,280,000	15,943,906
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23		6,425,000	7,454,799
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.00%, 10/01/24		430,000	464,546
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24		4,570,000	4,966,767
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 7.25%, 10/01/28		7,615,000	8,200,060
Non-State Supported Debt, St. John’s University, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/24	.	500,000	500,000
Non-State Supported Debt, State University of New York Dormitory Facilities, Series A, 5.00%,
7/01/29	.	1,000,000	1,217,740
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/22		1,250,000	1,402,725
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL Insured,
5.50%, 7/01/22		10,000,000	11,840,800
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 5.00%, 2/15/21		1,000,000	1,123,600
Secondarily Insured, City University, Consolidated Fifth General Resolution, Refunding, Series B,
BHAC Insured, 5.00%, 7/01/21		10,160,000	10,557,764

|3

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL Insured, 5.50%, 7/01/22	$9,240,000	$11,004,286
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/19	440,000	459,448
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/20	280,000	292,342
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/21	440,000	459,347
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/19	5,030,000	5,256,904
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/20	3,220,000	3,365,254
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/21	5,035,000	5,262,129
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/26.	8,000,000	9,274,480
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL
Insured, 5.50%, 5/15/21	7,000,000	8,091,300
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL
Insured, 5.50%, 5/15/24	7,790,000	9,630,310
New York State Dormitory Authority Sales Tax Revenue,
Refunding, Series A, 5.00%, 3/15/25	12,000,000	14,785,200
Series A, 5.00%, 3/15/32	7,000,000	8,397,130
Series B, 5.00%, 3/15/29	15,000,000	18,007,650
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/25	8,000,000	9,626,800
[a] General Purpose, Refunding, Series A, 4.00%, 2/15/33	10,000,000	10,775,800
Refunding, Series A, 5.00%, 2/15/21	7,105,000	7,803,919
Series A, Pre-Refunded, 5.00%, 2/15/21	30,000	32,934
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving
Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Subordinate,
Refunding, Series A, 5.00%, 6/15/22	5,600,000	6,579,776
New York State Environmental Facilities Corp. State Personal Income Tax Revenue,
Series A, 5.00%, 12/15/21	15,000	15,859
Series A, Pre-Refunded, 5.00%, 12/15/21	1,100,000	1,162,810
New York State GO,
Series A, 5.00%, 3/01/26	5,000,000	5,947,950
Series A, 5.00%, 3/15/26	5,195,000	6,388,188
Series E, 3.25%, 12/15/26	10,520,000	11,094,497
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	7,815,000	8,568,991
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,330,750
New York State Municipal Bond Bank Agency Revenue,
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/20	5,705,000	6,242,982
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/21	5,790,000	6,337,560
Series C, Sub-Series C1, Assured Guaranty, 5.00%, 2/15/22	4,615,000	5,063,947
New York State Thruway Authority General Revenue,
Refunding, Series K, 5.00%, 1/01/28	10,000,000	11,832,000
Refunding, Series K, 5.00%, 1/01/29	10,000,000	11,734,400
Series I, 5.00%, 1/01/25.	5,000,000	5,677,350

|4

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority Revenue,
Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/20	$5,000,000	$5,432,950
Second General Highway and Bridge Trust Fund, Series B, Pre-Refunded, 5.00%, 4/01/18	5,000,000	5,048,500
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, 5.00%, 4/01/23	5,000,000	5,504,150
Series B, 5.00%, 4/01/21	5,000,000	5,336,100
New York State Thruway Authority State Personal Income Tax Revenue,
Transportation, Series A, 5.00%, 3/15/21	10,000,000	10,660,400
Transportation, Series A, 5.00%, 3/15/26	5,000,000	5,641,450
New York State Urban Development Corp. Revenue,
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	10,654,500
Service Contract, Refunding, Series A, Subseries A-2, 5.00%, 1/01/22	7,650,000	8,369,788
Service Contract, Refunding, Series C, 5.00%, 1/01/22	7,410,000	7,699,360
State Personal Income Tax, Economic Development and Housing, Series A-1, Pre-Refunded, 5.00%,
12/15/22	1,500,000	1,585,650
State Personal Income Tax, Economic Development and Housing, Series A-1, Pre-Refunded, 5.00%,
12/15/23	2,500,000	2,642,750
State Personal Income Tax, General Purpose, Refunding, Series A, 5.00%, 3/15/30	10,000,000	12,053,600
State Personal Income Tax, General Purpose, Series E, 5.00%, 3/15/22	5,000,000	5,799,700
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%,
10/01/19	8,740,000	9,025,361
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured, 5.00%,
7/15/29	7,060,000	8,100,997
Port Authority of New York and New Jersey Revenue,
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/25	2,655,000	3,204,930
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/28	3,250,000	3,903,900
Consolidated, Refunding, One Hundred Ninety-Fourth Series, 5.00%, 10/15/28	9,085,000	10,946,244
Sachem CSD Holbrook GO, Refunding, 4.00%, 10/15/27	3,425,000	3,856,893
Sales Tax Asset Receivable Corp. Revenue, Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%,
10/15/25	5,000,000	6,147,550
Suffolk County EDC Revenue,
Catholic Health Services, Long Island Obligated Group Project, Pre-Refunded, 5.00%, 7/01/28	1,755,000	2,004,982
Catholic Health Services, Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28.	10,245,000	11,166,230
Suffolk County GO,
Refunding, AGMC Insured, 5.00%, 2/01/23	5,045,000	5,896,848
Refunding, Series A, 5.00%, 4/01/19	3,435,000	3,657,932
Refunding, Series A, 5.00%, 4/01/20	2,240,000	2,371,018
Syracuse GO, Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%, 4/15/18	1,050,000	1,073,919
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Refunding, Series A, 5.00%, 1/01/27	10,000,000	11,503,600
General, MTA Bridges and Tunnels, Refunding, Series A, 5.00%, 11/15/28	8,200,000	9,950,290
General, MTA Bridges and Tunnels, Series B-3, 5.00%, 11/15/34	3,480,000	4,078,038
MTA Bridges and Tunnels, Capital Appreciation, Refunding, Series A, zero cpn., 11/15/31	5,000,000	3,138,400
MTA Bridges and Tunnels, Capital Appreciation, Subordinate, Refunding, Series A, zero cpn.,
11/15/30	14,175,000	9,287,885
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/28	4,000,000	5,069,480
MTA Bridges and Tunnels, Subordinate, Refunding, Series A, BAM Insured, 5.00%, 11/15/24	10,710,000	12,771,461
Ulster County GO,
Public Improvement, Refunding, 5.00%, 11/15/24	2,600,000	2,991,976
Public Improvement, Refunding, 5.00%, 11/15/28	2,995,000	3,438,320

|5

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Utility Debt Securitization Authority Revenue,
Restructuring, Refunding, 5.00%, 6/15/23	$1,500,000	$1,715,670
Restructuring, Refunding, 5.00%, 12/15/23	1,700,000	1,969,008
Restructuring, Refunding, 5.00%, 6/15/24	1,625,000	1,909,310
Restructuring, Refunding, Series A, 5.00%, 12/15/26.	5,000,000	6,125,250
Yonkers GO, Series A, AGMC Insured, 5.00%, 10/01/24.	1,000,000	1,134,740
Total Municipal Bonds before Short Term Investments (Cost $1,043,867,426)		1,096,646,222

Short Term Investments 0.2%
Municipal Bonds 0.2%
New York 0.2%
[b] New York City GO, Fiscal 2008, Series L, Subseries L-5, SPA Bank of America, Daily VRDN and Put,
0.97%, 4/01/35	500,000	500,000
[b] New York City Municipal Water Finance Authority Water and Sewer System Revenue, Second General
Resolution, Fiscal 2014, Refunding, Series AA, Subseries AA-4, SPA Bank of Montreal, Daily VRDN and
Put, 0.96%, 6/15/49	1,300,000	1,300,000
Total Short Term Investments (Cost $1,800,000)		1,800,000
Total Investments (Cost $1,045,667,426) 100.3%		1,098,446,222
Other Assets, less Liabilities (0.3)%		(2,869,216)
Net Assets 100.0%		$1,095,577,006

See Abbreviations on page 9.

aSecurity purchased on a when-issued basis.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

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FRANKLIN NEW YORK TAX-FREE TRUST

Notes to Statement of Investments (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. ORGANIZATION

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At June 30, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,045,409,805
Unrealized appreciation.	$54,664,040
Unrealized depreciation.	(1,627,623)
Net unrealized appreciation (depreciation)	$53,036,417

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FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. CONCENTRATION OF RISK

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At June 30, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. NEW ACCOUNTING PRONOUNCEMENTS

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

7. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has reviewed the requirements and believes the adoption of the amendments to Regulation S-X will not have a material impact on the Fund’s financial statements and related disclosures.

8. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

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FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CSD	Central School District
EDC	Economic Development Corp.
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HDC	Housing Development Corp.
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SPA	Standby Purchase Agreement
XLCA	XL Capital Assurance

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer –

      Finance and Administration

Date  August 25, 2017

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

      Chief Accounting Officer

Date  August 25, 2017